CONDENSED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net income	$ 5,882,421
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(6,102,666)
Interest earned on marketable securities held in Trust Account	(1,389,546)
Changes in operating assets and liabilities:
Prepaid expenses	226,375
Income taxes payable	163,486
Accounts payable and accrued expenses	(251,356)
Net cash used in operating activities	(1,471,286)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	378,000
Net cash provided by investing activities	378,000
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	700,000
Proceeds from promissory note - related party	400,000
Net cash provided by financing activities	1,100,000
Net Change in Cash	6,714
Cash - Beginning of period	200,884
Cash - End of period	207,598
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 56,000